Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Segment assets	¥ 24,670,067		¥ 23,973,153	¥ 21,921,030
Provisions for product warranties	317,616
Write-down of inventories recognized as an expense	8,400		11,295	28,420
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	1,462,656		1,319,995	696,327
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 289,850	[1]	¥ 118,378	¥ 272,076

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs, including current sales trends, the expected number of units to be affected and the estimated average repair cost per unit for warranty claims. Provisions for product warranties are utilized for expenditures based on the demand from customers and dealers.